Details to the consolidated cash flow statements (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
(Increase) in inventories	$ (543)	$ (382)	$ (387)
Decrease/(Increase) in trade receivables	137	(980)	(544)
(Decrease)/increase in trade payables	(324)	553	252
Change in other current assets	229	(160)	316
Change in other current liabilities	211	1,167	941
Other adjustments, net	(1)	1	(2)
Total	$ (291)	$ 199	$ 576